Schedule of investments
Delaware Strategic Allocation Fund	December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 56.78%
US Markets − 26.23%
Communication Services − 2.19%
Alphabet †	734	$1,286,438
AT&T	24,949	717,533
ATN International	1,151	48,066
Century Communications =,†	25,000	0
Cinemark Holdings	6,150	107,072
Comcast	18,366	962,379
Facebook †	1,789	488,683
Glu Mobile †	6,535	58,880
Nexstar Media Group	549	59,945
Verizon Communications	7,800	458,250
Walt Disney †	6,479	1,173,865
Yelp †	3,024	98,794
		5,459,905
Consumer Discretionary − 2.75%
Amazon.com †	459	1,494,931
American Eagle Outfitters	9,429	189,240
Aramark	4,173	160,577
BorgWarner	3,696	142,813
Brinker International	1,370	77,501
Children's Place †	1,011	50,651
Chuy's Holdings †	1,937	51,311
Dana	5,223	101,953
Dick's Sporting Goods	1,400	78,694
Dollar Tree †	5,100	551,004
DR Horton	1,980	136,462
Five Below †	1,412	247,072
Hibbett Sports †	691	31,910
Home Depot	2,234	593,395
Jack in the Box	1,470	136,416
KB Home	3,652	122,415
La-Z-Boy	1,439	57,330
Lowe's	2,700	433,377
Malibu Boats †	2,078	129,750
NIKE	3,060	432,898
Sonic Automotive	1,383	53,342
Starbucks	3,289	351,857
Steven Madden	6,052	213,757
Taylor Morrison Home †	5,527	141,768
Texas Roadhouse	2,431	190,007
Toll Brothers	3,102	134,844
Tractor Supply	2,079	292,266
NQ-448 [12/20] 2/21 (1512120)    1

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Waste Management	1,132	$133,497
Wendy's	6,075	133,164
		6,864,202
Consumer Staples − 1.12%
Archer-Daniels-Midland	9,500	478,895
BJ's Wholesale Club Holdings †	3,532	131,673
Casey's General Stores	1,367	244,174
Conagra Brands	12,498	453,178
General Mills	4,336	254,957
Helen of Troy †	823	182,862
J & J Snack Foods	909	141,231
Mondelez International	8,173	477,875
PepsiCo	2,487	368,822
YETI Holdings †	981	67,169
		2,800,836
Energy − 0.44%
Chevron	3,168	267,537
ConocoPhillips	17,408	696,146
Patterson-UTI Energy	4,762	25,048
PDC Energy †	4,937	101,357
		1,090,088
Financials − 3.21%
Allstate	5,000	549,650
American Equity Investment Life Holding	2,877	79,578
American International Group	14,200	537,612
Axis Capital Holdings	2,279	114,839
BlackRock	423	305,211
Bryn Mawr Bank	1,840	56,295
Capital One Financial	1,729	170,912
City Holding	1,172	81,513
Comerica	1,871	104,514
Discover Financial Services	6,398	579,211
East West Bancorp	3,819	193,661
Enterprise Financial Services	1,077	37,641
Essent Group	6,149	265,637
First Bancorp (North Carolina)	2,405	81,361
First Financial Bancorp	4,702	82,426
First Foundation	1,268	25,360
First Interstate BancSystem	2,651	108,081
Great Western Bancorp	2,651	55,406
2    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
Hamilton Lane	1,397	$109,036
Independent Bank	1,549	113,139
Independent Bank Group	1,815	113,474
Intercontinental Exchange	2,169	250,064
JPMorgan Chase & Co.	5,878	746,917
Kemper	668	51,322
KeyCorp	9,536	156,486
Lakeland Financial	341	18,271
NMI Holdings †	3,910	88,561
Old National Bancorp	7,148	118,371
Pacific Premier Bancorp	3,885	121,717
Primerica	318	42,590
Prudential Financial	1,709	133,422
Raymond James Financial	2,283	218,415
Reinsurance Group of America	1,588	184,049
RLI	760	79,154
Selective Insurance Group	1,849	123,846
South State	1,990	143,877
State Street	2,795	203,420
Stifel Financial	3,245	163,743
Travelers	998	140,089
Truist Financial	11,100	532,023
Umpqua Holdings	6,040	91,445
United Community Banks	4,395	124,994
US Bancorp	4,396	204,810
Valley National Bancorp	8,081	78,790
WesBanco	3,346	100,246
WSFS Financial	3,139	140,878
		8,022,057
Healthcare − 3.98%
Abbott Laboratories	3,256	356,499
Agios Pharmaceuticals †	1,985	86,010
Amicus Therapeutics †	5,970	137,847
AtriCure †	860	47,876
Becton Dickinson and Co.	995	248,969
Blueprint Medicines †	1,430	160,374
Cardinal Health	9,400	503,464
ChemoCentryx †	1,815	112,385
Cigna	4,183	870,817
CONMED	1,621	181,552
CryoLife †	4,315	101,877
NQ-448 [12/20] 2/21 (1512120)    3

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
CVS Health	8,000	$546,400
DexCom †	598	221,093
Edwards Lifesciences †	2,889	263,563
Exact Sciences †	1,850	245,106
GenMark Diagnostics †	6,416	93,674
Halozyme Therapeutics †	3,980	169,986
Intercept Pharmaceuticals †	1,419	35,049
Johnson & Johnson	6,366	1,001,881
Ligand Pharmaceuticals †	1,373	136,545
Merck & Co.	9,822	803,440
Merit Medical Systems †	3,064	170,083
Natera †	3,064	304,929
Neurocrine Biosciences †	1,712	164,095
NuVasive †	2,428	136,769
Omnicell †	910	109,218
Pfizer	8,446	310,897
Prestige Consumer Healthcare †	3,857	134,494
PTC Therapeutics †	1,976	120,595
Quidel †	390	70,064
Shockwave Medical †	1,179	122,286
Spectrum Pharmaceuticals †	6,753	23,028
Supernus Pharmaceuticals †	3,973	99,961
Tabula Rasa HealthCare †	2,733	117,082
Thermo Fisher Scientific	752	350,267
TransMedics Group †	1,921	38,228
Travere Therapeutics †	5,492	149,684
Ultragenyx Pharmaceutical †	1,899	262,879
Vanda Pharmaceuticals †	7,162	94,109
Vertex Pharmaceuticals †	1,186	280,299
Viatris †	29,452	551,930
		9,935,304
Industrials − 3.00%
ABM Industries	3,176	120,180
Allegiant Travel	324	61,314
Ameresco †	2,003	104,637
Applied Industrial Technologies	1,808	141,006
ASGN †	2,069	172,824
Barnes Group	1,725	87,440
BrightView Holdings †	5,953	90,009
Casella Waste Systems †	1,770	109,652
Caterpillar	2,988	543,876
4    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Columbus McKinnon	2,883	$110,823
Eaton	2,231	268,032
Emerson Electric	1,724	138,558
ESCO Technologies	1,092	112,716
Federal Signal	4,083	135,433
Gates Industrial †	4,746	60,559
Honeywell International	3,750	797,625
Hub Group †	2,435	138,795
Ingersoll Rand †	1,113	50,708
Kadant	975	137,455
Knight-Swift Transportation Holdings	2,582	107,979
Lockheed Martin	670	237,837
MasTec †	2,359	160,837
MYR Group †	2,969	178,437
Northrop Grumman	1,400	426,608
Oshkosh	1,686	145,114
Parker-Hannifin	1,598	435,311
Raytheon Technologies	10,789	771,521
Rexnord	4,232	167,122
Rockwell Automation	495	124,151
Southwest Airlines	2,642	123,144
Tetra Tech	1,678	194,279
Trane Technologies	1,809	262,594
Union Pacific	1,501	312,538
US Ecology	2,759	100,234
Werner Enterprises	2,583	101,305
WESCO International †	1,607	126,149
WillScot Mobile Mini Holdings †	5,888	136,425
		7,493,227
Information Technology − 5.38%
Accenture	1,442	376,665
Activision Blizzard	820	76,137
Adobe †	986	493,118
Apple	13,048	1,731,339
Bandwidth †	347	53,323
Blackbaud	467	26,881
Blackline †	583	77,761
Box †	1,984	35,811
Broadcom	2,005	877,889
Brooks Automation	2,441	165,622
Cisco Systems	17,953	803,397
NQ-448 [12/20] 2/21 (1512120)    5

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
Cognizant Technology Solutions	6,673	$546,852
ExlService Holdings †	1,895	161,321
II-VI †	2,427	184,355
Intel	15,498	772,110
Intuit	562	213,476
J2 Global †	1,982	193,622
KBR	3,589	111,008
MACOM Technology Solutions Holdings †	899	49,481
MaxLinear †	3,958	151,156
Microsoft	7,573	1,684,387
Mimecast †	1,801	102,369
Motorola Solutions	2,927	497,766
NETGEAR †	2,194	89,142
Oracle	7,600	491,644
Plantronics	318	8,596
PTC †	2,027	242,449
Q2 Holdings †	1,678	212,317
Rapid7 †	2,528	227,924
salesforce.com †	2,043	454,629
Semtech †	2,073	149,443
ServiceNow †	664	365,486
Silicon Laboratories †	985	125,430
SS&C Technologies Holdings	4,397	319,882
Texas Instruments	1,600	262,608
Tyler Technologies †	972	424,297
Uber Technologies †	1,546	78,846
Varonis Systems †	681	111,418
Visa	2,143	468,738
		13,418,695
Materials − 1.17%
Balchem	852	98,167
Boise Cascade	3,980	190,244
Coeur Mining †	5,441	56,314
Corteva	4,693	181,713
Dow	2,448	135,864
DuPont de Nemours	10,896	774,815
Eastman Chemical	1,548	155,233
Ferro †	5,762	84,298
Kaiser Aluminum	1,652	163,383
Minerals Technologies	2,833	175,986
Neenah	2,418	133,764
6    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Materials (continued)
Quaker Chemical	681	$172,559
Reliance Steel & Aluminum	820	98,195
Summit Materials Class A †	2,794	56,103
Westrock	6,609	287,690
Worthington Industries	2,871	147,397
		2,911,725
Real Estate − 2.54%
Agree Realty	558	37,152
Alexandria Real Estate Equities	706	125,823
American Assets Trust	2,648	76,474
American Tower	1,303	292,471
Apartment Income REIT †	1,149	44,133
Armada Hoffler Properties	5,622	63,079
AvalonBay Communities	494	79,252
Boston Properties	999	94,436
Brandywine Realty Trust	1,622	19,318
Brixmor Property Group	5,191	85,911
Camden Property Trust	1,608	160,671
CareTrust REIT	1,293	28,679
Colony Capital	12,702	61,097
Cousins Properties	2,685	89,948
CubeSmart	635	21,342
CyrusOne	538	39,355
Digital Realty Trust	1,282	178,852
Duke Realty	2,214	88,494
EastGroup Properties	973	134,332
Empire State Realty Trust	1,250	11,650
Equinix	466	332,808
Equity LifeStyle Properties	1,456	92,252
Equity Residential	10,971	650,361
Essex Property Trust	307	72,888
Extra Space Storage	950	110,067
Federal Realty Investment Trust	650	55,328
First Industrial Realty Trust	1,534	64,627
Healthcare Realty Trust	633	18,737
Healthcare Trust of America	1,348	37,124
Healthpeak Properties	856	25,877
Highwoods Properties	1,579	62,576
Host Hotels & Resorts	1,680	24,578
Invitation Homes	1,247	37,036
JBG SMITH Properties	1,312	41,026
NQ-448 [12/20] 2/21 (1512120)    7

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Kimco Realty	1,931	$28,984
Kite Realty Group Trust	5,672	84,853
Lexington Realty Trust	12,969	137,731
Life Storage	367	43,816
Medical Properties Trust	4,452	97,009
Mid-America Apartment Communities	539	68,286
National Health Investors	402	27,806
National Retail Properties	2,025	82,863
National Storage Affiliates Trust	3,379	121,745
Omega Healthcare Investors	1,675	60,836
Outfront Media	1,714	33,526
Pebblebrook Hotel Trust	3,422	64,334
Physicians Realty Trust	6,705	119,349
Prologis	6,517	649,484
PS Business Parks	396	52,617
Public Storage	714	164,884
Realty Income	1,942	120,734
Regency Centers	945	43,083
Retail Opportunity Investments	1,842	24,664
RPT Realty	7,896	68,300
Sabra Health Care REIT	2,758	47,906
Simon Property Group	3,053	260,360
SL Green Realty	1,131	67,385
Spirit MTA REIT =,†	677	0
Spirit Realty Capital	1,741	69,936
Sun Communities	111	16,866
Terreno Realty	964	56,404
UDR	914	35,125
Urban Edge Properties	2,321	30,034
Ventas	823	40,360
VICI Properties	4,187	106,769
Weingarten Realty Investors	1,747	37,858
Welltower	1,831	118,319
WP Carey	183	12,916
		6,352,896
Utilities − 0.45%
Black Hills	3,312	203,523
Edison International	8,400	527,688
NorthWestern	2,321	135,338
8    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Utilities (continued)
South Jersey Industries	6,062	$130,636
Spire	2,185	139,927
		1,137,112
Total US Markets (cost $39,563,350)		65,486,047
Developed Markets − 20.68%§
Communication Services − 0.89%
Nippon Telegraph & Telephone	20,860	535,247
PCCW	630,000	379,506
Telefonica	64,432	255,425
Telenet Group Holding	8,200	351,415
Toho	6,400	269,943
Vodafone Group	260,000	430,002
		2,221,538
Consumer Discretionary − 2.26%
Cie Generale des Etablissements Michelin	3,690	473,103
Honda Motor	17,200	485,320
Industria de Diseno Textil	11,790	375,061
LVMH Moet Hennessy Louis Vuitton	1,260	786,418
McDonald's Holdings Co. Japan	7,700	373,151
Persimmon	10,500	397,307
Sony	8,000	806,145
Stanley Electric	11,100	358,080
Toyota Motor	12,988	1,002,285
Wesfarmers	15,040	584,392
		5,641,262
Consumer Staples − 2.53%
Beiersdorf	3,170	364,422
British American Tobacco	13,710	507,707
Chocoladefabriken Lindt & Spruengli	50	487,362
Coles Group	29,430	411,580
Essity †	11,200	360,855
Koninklijke Ahold Delhaize	13,940	393,559
L'Oreal	1,770	672,049
Matsumotokiyoshi Holdings	7,000	298,568
Nestle	13,710	1,620,677
Sundrug	9,700	387,679
Suntory Beverage & Food	5,900	208,974
NQ-448 [12/20] 2/21 (1512120)    9

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Consumer Staples (continued)
Tate & Lyle	32,230	$297,239
Wm Morrison Supermarkets	130,000	315,284
		6,325,955
Energy − 0.40%
Galp Energia	21,400	228,859
Royal Dutch Shell Class A	23,120	410,320
Royal Dutch Shell Class B	20,740	357,190
		996,369
Financials − 3.73%
AIA Group	73,000	894,556
Allianz	3,170	778,783
Aviva	75,000	333,533
Banco Bilbao Vizcaya Argentaria	100,000	492,936
Banco Espirito Santo =,†	370,000	0
Bank Leumi Le-Israel	63,000	370,536
BNP Paribas †	11,300	595,049
Credit Suisse Group †	38,390	495,649
Dai-ichi Life Holdings	17,300	260,632
Daiwa Securities Group	74,100	337,513
DBS Group Holdings	27,900	528,614
Erste Group Bank †	12,890	392,665
Investec	122,450	313,635
KBC Group †	6,540	457,644
Ninety One †	98,000	307,162
Nordea Bank †	57,070	467,711
QBE Insurance Group	34,193	224,860
Standard Chartered †	70,610	449,869
Swiss Life Holding †	880	410,494
UBS Group	35,320	497,300
UniCredit †	27,150	254,379
United Overseas Bank	26,400	451,253
		9,314,773
Healthcare − 2.98%
Alfresa Holdings	14,200	260,276
Astellas Pharma	25,100	388,642
BeiGene ADR †	400	103,356
Daiichi Sankyo	11,700	400,961
GlaxoSmithKline	38,450	705,629
Koninklijke Philips †	9,647	515,959
Kyowa Kirin	9,700	264,888
10    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Healthcare (continued)
Nippon Shinyaku	4,700	$308,507
Novartis	11,740	1,105,414
Novo Nordisk Class B	11,800	823,158
Roche Holding	3,470	1,208,596
Sanofi	7,290	700,889
Smith & Nephew	19,790	408,649
Sumitomo Dainippon Pharma	16,000	236,472
		7,431,396
Industrials − 3.18%
AGC	10,400	363,678
ANDRITZ	10,140	464,829
BAE Systems	71,400	477,262
Brenntag	5,200	404,360
Deutsche Lufthansa †	17,620	233,145
Deutsche Post	11,900	589,476
East Japan Railway	5,166	344,652
Eiffage †	3,800	366,925
Intertek Group	3,680	284,230
ITOCHU	16,586	477,015
Japan Airlines †	10,400	200,557
Mitsubishi	20,700	510,293
Schneider Electric	4,250	614,215
Teleperformance	750	248,575
Vestas Wind Systems	2,790	659,080
Vinci	5,040	500,943
Volvo †	21,990	520,572
West Japan Railway	5,000	261,800
Wolters Kluwer	4,870	410,868
		7,932,475
Information Technology − 2.27%
ASML Holding (New York Shares)	2,490	1,209,311
Capgemini	2,580	399,656
Computershare	35,100	394,810
Nice †	1,560	436,914
Nokia †	119,350	460,968
Obic	2,200	442,151
Omron	4,000	357,085
SAP	7,070	915,698
NQ-448 [12/20] 2/21 (1512120)    11

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Information Technology (continued)
Tokyo Electron	1,700	$635,057
Venture	27,900	409,971
		5,661,621
Materials − 1.52%
BlueScope Steel	28,390	382,589
Covestro 144A #	3,800	234,131
CRH	12,400	515,351
LANXESS	6,570	499,653
Linde	542	142,822
Rio Tinto	7,790	582,710
Shin-Etsu Chemical	3,500	614,306
South32	209,460	398,863
UPM-Kymmene	11,440	426,616
		3,797,041
Real Estate − 0.58%
Daito Trust Construction	3,400	317,746
Grand City Properties	10,190	263,284
Klepierre	20,170	453,142
Mirvac Group	204,620	416,465
		1,450,637
Utilities − 0.34%
AusNet Services	195,880	265,029
Centrica †	370,000	235,785
Tokyo Gas	14,900	344,863
		845,677
Total Developed Markets (cost $42,765,949)		51,618,744
Emerging Markets − 9.87%@
Communication Services − 2.19%
America Movil ADR Class L	7,233	105,162
Baidu ADR †	2,422	523,733
China Mobile	39,715	226,432
China Mobile ADR	3,222	91,956
Grupo Televisa ADR †	18,488	152,341
iQIYI ADR †	1,826	31,919
LG Uplus	9,781	105,912
Mail.Ru Group GDR †	3,427	90,130
NAVER	592	159,585
SINA †	8,390	355,568
SK Telecom ADR	42,555	1,041,746
12    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Communication Services (continued)
Sohu.com ADR †	9,774	$155,798
Telefonica Brasil ADR	10,600	93,810
Tencent Holdings	24,900	1,811,505
Tencent Music Entertainment Group ADR †	7	135
TIM ADR	9,082	126,421
Turkcell Iletisim Hizmetleri ADR	14,390	77,562
Weibo ADR †	1,972	80,832
Yandex Class A †	3,402	236,711
		5,467,258
Consumer Discretionary − 1.52%
Alibaba Group Holding ADR †	6,138	1,428,497
Arcos Dorados Holdings Class A	9,275	46,653
Astra International	351,200	150,953
B2W Cia Digital †	58,754	855,260
JD.com ADR †	11,936	1,049,174
LG Electronics †	1,200	149,426
Trip.com Group ADR †	3,331	112,355
		3,792,318
Consumer Staples − 0.65%
Atacadao	18,077	67,482
BRF ADR †	28,163	118,285
Cia Cervecerias Unidas ADR	3,979	58,491
Coca-Cola Femsa ADR	5,821	268,348
Fomento Economico Mexicano ADR	1,138	86,226
Tata Consumer Products	14,985	120,979
Tingyi Cayman Islands Holding	161,724	276,200
Tsingtao Brewery Class H	41,400	433,628
Uni-President China Holdings	183,600	186,858
		1,616,497
Energy − 1.35%
China Petroleum & Chemical Class H	276,200	123,627
CNOOC ADR	1,297	118,870
Gazprom PJSC ADR	56,767	317,554
LUKOIL PJSC ADR	2,508	171,447
Petroleo Brasileiro ADR	14,735	165,474
Reliance Industries GDR 144A #	39,543	2,163,002
Rosneft Oil PJSC GDR	53,962	304,346
		3,364,320
NQ-448 [12/20] 2/21 (1512120)    13

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Financials − 0.64%
Akbank T.A.S. †	73,761	$68,769
Banco Bradesco ADR	24,997	131,484
Banco Santander Brasil ADR	12,715	109,858
Banco Santander Mexico ADR †	33,819	174,168
Grupo Financiero Banorte Class O †	16,520	91,028
Itau Unibanco Holding ADR	29,636	180,483
Ping An Insurance Group Co. of China Class H	35,000	428,897
Samsung Life Insurance	2,218	161,851
Sberbank of Russia PJSC	68,513	251,181
		1,597,719
Information Technology − 3.17%
Hon Hai Precision Industry	150,582	493,044
MediaTek	41,000	1,090,006
Samsung Electronics	31,501	2,352,354
SK Hynix †	13,902	1,518,495
Taiwan Semiconductor Manufacturing	123,069	2,321,395
WNS Holdings ADR †	2,034	146,550
		7,921,844
Materials − 0.29%
Cemex ADR †	13,862	71,667
Cia de Minas Buenaventura ADR †	12,628	153,935
Sociedad Quimica y Minera de Chile ADR	3,027	148,595
Tata Chemicals	13,145	85,885
Vale ADR	16,001	268,177
		728,259
Real Estate − 0.03%
Etalon Group GDR 144A #,=,†	20,100	34,773
IRSA Inversiones y Representaciones ADR †	4,584	20,674
IRSA Propiedades Comerciales ADR	220	2,013
UEM Sunrise †	127,619	15,705
		73,165
Utilities − 0.03%
Kunlun Energy	86,000	74,325
		74,325
Total Emerging Markets (cost $14,309,689)		24,635,705
Total Common Stock (cost $96,638,988)		141,740,496

14    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Funds – 9.47%
iShares MSCI EAFE ETF	1,300	$94,848
iShares Russell 1000 Growth ETF	53,380	12,872,053
Vanguard FTSE Developed Markets ETF	2,450	115,664
Vanguard Mega Cap Growth ETF	25,780	5,252,675
Vanguard Russell 1000 Growth ETF	21,360	5,293,222
Total Exchange-Traded Funds (cost $15,541,479)		23,628,462
	Principal amount°	Value (US $)
Agency Asset-Backed Security – 0.00%
Fannie Mae REMIC Trust Series 2002-W11 AV1 0.446% (LIBOR01M + 0.34%, Floor 0.34%) 11/25/32 •	1,630	1,597
Total Agency Asset-Backed Security (cost $1,631)		1,597

Agency Collateralized Mortgage Obligations – 0.30%
Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 Σ	445,937	44,760
Series 2017-94 CZ 3.50% 11/25/47	194,363	208,914
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	487,845
Series 2017-10 KZ 3.00% 1/20/47	1,125	1,169
Series 2018-34 TY 3.50% 3/20/48	10,000	10,718
Total Agency Collateralized Mortgage Obligations (cost $736,410)		753,406

Agency Commercial Mortgage-Backed Securities – 0.15%
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.965% 8/25/44 #,•	20,000	20,390
Series 2012-K22 B 144A 3.685% 8/25/45 #,•	145,000	151,696
Series 2014-K717 B 144A 3.63% 11/25/47 #,•	140,000	142,085
Series 2014-K717 C 144A 3.63% 11/25/47 #,•	60,000	60,679
Total Agency Commercial Mortgage-Backed Securities (cost $371,530)		374,850

Agency Mortgage-Backed Securities – 9.38%
Fannie Mae S.F. 30 yr
2.50% 7/1/50	912,971	966,523
2.50% 9/1/50	222,421	234,634
2.50% 10/1/50	879,152	929,714
2.50% 11/1/50	547,822	577,902
3.00% 12/1/46	953,514	1,005,506
3.00% 1/1/47	313,843	333,518
3.00% 11/1/49	418,709	454,456
NQ-448 [12/20] 2/21 (1512120)    15

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 3/1/50	281,172	$301,953
3.00% 7/1/50	147,497	154,842
3.00% 8/1/50	456,201	486,059
3.50% 7/1/47	142,581	153,077
3.50% 11/1/48	80,956	85,511
3.50% 3/1/50	35,520	38,270
3.50% 7/1/50	507,492	539,881
3.50% 9/1/50	845,983	948,495
4.00% 10/1/48	561,806	618,681
4.50% 4/1/44	54,028	61,192
4.50% 10/1/45	333,321	372,196
4.50% 5/1/46	435,674	486,807
4.50% 9/1/48	1,130,237	1,251,711
4.50% 9/1/49	474,826	525,697
5.00% 7/1/47	677,740	786,993
5.00% 8/1/49	1,535,248	1,745,424
5.50% 1/1/34	76,329	85,430
5.50% 2/1/34	112,440	131,554
5.50% 9/1/34	47,587	55,360
5.50% 5/1/44	1,364,148	1,601,244
6.00% 10/1/38	619,078	737,565
6.00% 6/1/41	30,609	36,763
6.00% 7/1/41	1,050,341	1,267,992
6.00% 1/1/42	37,745	45,024
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/50	1,676,000	1,740,746
2.50% 1/1/50	1,026,000	1,081,387

Freddie Mac ARM 2.576% (LIBOR12M + 1.63%, Cap 7.569%, Floor 1.63%) 10/1/46 •	60,529	63,459
Freddie Mac S.F. 30 yr
2.00% 11/1/50	556,942	581,253
2.00% 12/1/50	114,717	117,753
2.50% 11/1/50	220,655	234,897
3.00% 7/1/50	634,174	665,088
3.00% 12/1/50	596,544	645,111
4.50% 8/1/48	171,812	188,482
4.50% 1/1/49	61,508	68,364
5.50% 6/1/35	25,987	30,351
5.50% 7/1/37	38,830	45,652
5.50% 8/1/37	32,716	38,471
5.50% 10/1/37	34,414	40,469
16    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/41	651,731	$766,323
5.50% 9/1/41	37,459	44,028
GNMA II S.F. 30 yr
5.50% 5/20/37	13,837	16,021
6.50% 6/20/39	22,593	25,978
Total Agency Mortgage-Backed Securities (cost $22,867,407)		23,413,807

Collateralized Debt Obligations – 1.24%
Apex Credit CLO Series 2017-1A A1 144A 1.685% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #,•	249,750	249,447
Cedar Funding IX CLO Series 2018-9A A1 144A 1.198% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #,•	250,000	249,072
Galaxy XXI CLO Series 2015-21A AR 144A 1.238% (LIBOR03M + 1.02%) 4/20/31 #,•	600,000	594,184
Mariner CLO 5 Series 2018-5A A 144A 1.325% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #,•	250,000	249,334
Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 144A 1.474% (LIBOR03M + 1.25%, Floor 1.25%) 4/20/33 #,•	250,000	250,000
Northwoods Capital XV Series 2017-15A A 144A 1.539% (LIBOR03M + 1.30%) 6/20/29 #,•	248,335	247,497
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.408% (LIBOR03M + 1.19%) 1/20/31 #,•	250,000	249,599
Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #,•	250,000	250,378
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 0.000% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #,•,^	250,000	250,000
Sound Point CLO XXI Series 2018-3A A1A 144A 1.395% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #,•	250,000	249,169
Venture 34 CLO Series 2018-34A A 144A 1.467% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #,•	250,000	249,480
Total Collateralized Debt Obligations (cost $3,088,035)		3,088,160

NQ-448 [12/20] 2/21 (1512120)    17

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds – 10.08%
Banking − 2.47%
Banco Santander 2.706% 6/27/24	200,000	$213,628
Bank of America
1.898% 7/23/31 μ	115,000	116,223
1.922% 10/24/31 μ	65,000	65,879
2.676% 6/19/41 μ	125,000	130,434
2.831% 10/24/51 μ	20,000	20,863
3.458% 3/15/25 μ	215,000	234,163

Bank of Montreal 1.850% 5/1/25	210,000	220,557
BBVA USA 3.875% 4/10/25	250,000	280,459
Citizens Financial Group 2.850% 7/27/26	345,000	384,345
Credit Suisse Group
144A 5.100% #,μ,ψ	200,000	208,500
144A 6.250% #,μ,ψ	200,000	219,363
Goldman Sachs Group
2.600% 2/7/30	70,000	75,379
3.500% 4/1/25	40,000	44,516
JPMorgan Chase & Co.
2.522% 4/22/31 μ	80,000	86,049
3.109% 4/22/41 μ	45,000	50,376
3.109% 4/22/51 μ	70,000	77,943
3.702% 5/6/30 μ	400,000	464,128
4.023% 12/5/24 μ	75,000	82,650
4.600% μ,ψ	30,000	31,012
5.000% μ,ψ	50,000	52,645

KeyBank 3.400% 5/20/26	500,000	562,870
Morgan Stanley
1.433% (LIBOR03M + 1.22%) 5/8/24 •	650,000	662,760
1.794% 2/13/32 μ	5,000	5,032
2.750% 5/19/22	200,000	206,581
5.000% 11/24/25	30,000	35,912

PNC Bank 2.700% 11/1/22	250,000	260,531
PNC Financial Services Group 2.600% 7/23/26	175,000	192,219
Regions Financial 3.800% 8/14/23	80,000	86,821
Santander UK 144A 5.000% 11/7/23 #	90,000	99,421
State Street 3.300% 12/16/24	260,000	288,604
Truist Bank
2.450% 8/1/22	85,000	87,870
2.636% 9/17/29 μ	73,000	77,259

Truist Financial 2.700% 1/27/22	105,000	107,507
USB Capital IX 3.500% (LIBOR03M + 1.02%) ψ,•	160,000	157,600
18    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Wells Fargo & Co. 3.068% 4/30/41 μ	50,000	$54,472
Woori Bank 144A 4.750% 4/30/24 #	200,000	222,972
		6,167,543
Basic Industry − 0.38%
Georgia-Pacific 8.000% 1/15/24	355,000	433,468
LYB International Finance III 2.875% 5/1/25	50,000	54,539
Newmont
2.250% 10/1/30	80,000	84,290
2.800% 10/1/29	140,000	153,035

Syngenta Finance 144A 3.933% 4/23/21 #	225,000	226,523
		951,855
Capital Goods − 0.16%
General Electric
3.450% 5/1/27	50,000	56,469
3.625% 5/1/30	40,000	45,745
4.350% 5/1/50	75,000	91,215
Otis Worldwide
3.112% 2/15/40	60,000	65,381
3.362% 2/15/50	40,000	46,363

Reynolds Group Issuer 144A 4.000% 10/15/27 #	100,000	102,625
		407,798
Communications − 2.01%
American Tower Trust #1 144A 3.070% 3/15/23 #	240,000	245,122
AT&T
3.100% 2/1/43	50,000	50,730
3.500% 6/1/41	45,000	48,587
144A 3.500% 9/15/53 #	60,000	60,003
3.650% 6/1/51	30,000	31,414
4.300% 2/15/30	60,000	71,725

CCO Holdings 144A 4.500% 8/15/30 #	250,000	265,626
Charter Communications Operating
3.700% 4/1/51	110,000	114,443
4.500% 2/1/24	145,000	160,901
5.050% 3/30/29	250,000	304,034
Comcast
3.200% 7/15/36	60,000	68,257
3.700% 4/15/24	550,000	605,302
Discovery Communications
4.125% 5/15/29	85,000	99,312
5.200% 9/20/47	55,000	71,649

NQ-448 [12/20] 2/21 (1512120)    19

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Gray Television 144A 4.750% 10/15/30 #	98,000	$99,654
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	238,967
Time Warner Entertainment 8.375% 3/15/23	575,000	672,481
T-Mobile USA
144A 1.500% 2/15/26 #	50,000	51,287
144A 2.550% 2/15/31 #	40,000	42,053
144A 3.000% 2/15/41 #	50,000	51,930
144A 3.500% 4/15/25 #	65,000	71,889
144A 3.750% 4/15/27 #	65,000	74,087
144A 3.875% 4/15/30 #	155,000	179,685

Turkcell Iletisim Hizmetleri 144A 5.800% 4/11/28 #	200,000	213,141
Verizon Communications
2.650% 11/20/40	25,000	25,285
4.000% 3/22/50	20,000	24,263
4.500% 8/10/33	540,000	681,014
ViacomCBS
4.375% 3/15/43	240,000	283,545
4.950% 1/15/31	55,000	68,961

Vodafone Group 4.875% 6/19/49	35,000	46,794
		5,022,141
Consumer Cyclical − 0.34%
Allison Transmission 144A 3.750% 1/30/31 #	250,000	256,250
Caesars Entertainment 144A 6.250% 7/1/25 #	103,000	109,824
General Motors 5.000% 10/1/28	4,000	4,761
General Motors Financial
3.450% 4/10/22	440,000	452,527
5.250% 3/1/26	11,000	12,977
		836,339
Consumer Non-Cyclical − 0.78%
AbbVie 2.950% 11/21/26	190,000	210,340
Amgen 2.450% 2/21/30	115,000	123,276
Anheuser-Busch InBev Worldwide 4.150% 1/23/25	110,000	125,296
Bristol-Myers Squibb 2.900% 7/26/24	205,000	222,673
Cigna
1.127% (LIBOR03M + 0.89%) 7/15/23 •	260,000	263,072
3.200% 3/15/40	45,000	49,419
4.125% 11/15/25	107,000	123,280
CVS Health
1.300% 8/21/27	35,000	35,169
1.875% 2/28/31	20,000	20,250
3.700% 3/9/23	44,000	47,115
20    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
3.750% 4/1/30	55,000	$64,049

Energizer Holdings 144A 4.375% 3/31/29 #	100,000	103,702
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	183,562
Regeneron Pharmaceuticals 1.750% 9/15/30	50,000	49,295
Takeda Pharmaceutical 4.400% 11/26/23	210,000	232,843
Viatris
144A 1.650% 6/22/25 #	20,000	20,690
144A 2.300% 6/22/27 #	15,000	15,986
144A 2.700% 6/22/30 #	30,000	31,843
144A 4.000% 6/22/50 #	25,000	28,644
		1,950,504
Energy − 0.94%
BP Capital Markets 4.875% μ,ψ	70,000	78,274
Ecopetrol 6.875% 4/29/30	45,000	58,163
Energy Transfer Operating
5.250% 4/15/29	80,000	93,426
7.125% μ,ψ	135,000	128,588
Marathon Oil
2.800% 11/1/22	55,000	56,548
4.400% 7/15/27	65,000	72,269
MPLX
1.750% 3/1/26	40,000	41,417
2.650% 8/15/30	40,000	41,967
4.000% 3/15/28	35,000	40,277
4.125% 3/1/27	160,000	184,615

Noble Energy 3.900% 11/15/24	200,000	223,186
Occidental Petroleum 2.900% 8/15/24	100,000	96,400
ONEOK 7.500% 9/1/23	330,000	382,100
Petrobras Global Finance 5.093% 1/15/30	30,000	33,563
Sabine Pass Liquefaction 5.750% 5/15/24	334,000	381,972
Schlumberger Holdings
144A 3.750% 5/1/24 #	95,000	103,643
144A 4.300% 5/1/29 #	190,000	222,178

Tennessee Gas Pipeline 144A 2.900% 3/1/30 #	105,000	112,443
		2,351,029
Financials − 0.43%
AerCap Ireland Capital DAC 3.650% 7/21/27	200,000	218,002
Air Lease
2.875% 1/15/26	115,000	121,771
NQ-448 [12/20] 2/21 (1512120)    21

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Air Lease
3.000% 2/1/30	130,000	$133,596

Aviation Capital Group 144A 6.750% 4/6/21 #	60,000	60,833
Charles Schwab 4.000% μ,ψ	45,000	47,587
GE Capital Funding 144A 3.450% 5/15/25 #	200,000	220,876
Jefferies Group
4.150% 1/23/30	75,000	87,541
6.450% 6/8/27	80,000	101,525
6.500% 1/20/43	65,000	89,405
		1,081,136
Insurance − 0.31%
MetLife
3.792% (LIBOR03M + 3.575%) ψ,•	20,000	19,950
6.400% 12/15/36	110,000	142,436
144A 9.250% 4/8/38 #	400,000	610,062
		772,448
Real Estate − 0.27%
American Tower 1.875% 10/15/30	100,000	100,945
Corporate Office Properties 5.250% 2/15/24	71,000	78,526
CubeSmart
3.000% 2/15/30	65,000	71,151
3.125% 9/1/26	115,000	126,643

Global Net Lease 144A 3.750% 12/15/27 #	140,000	144,606
LifeStorage 3.500% 7/1/26	130,000	146,892
		668,763
Technology − 0.59%
International Business Machines 1.950% 5/15/30	100,000	103,101
Microchip Technology
3.922% 6/1/21	65,000	65,929
4.333% 6/1/23	185,000	200,387
NXP
144A 2.700% 5/1/25 #	10,000	10,770
144A 3.400% 5/1/30 #	25,000	28,392
144A 4.300% 6/18/29 #	12,000	14,320
144A 4.875% 3/1/24 #	370,000	417,453

Oracle 2.950% 4/1/30	95,000	106,251
Tencent Holdings 144A 3.280% 4/11/24 #	500,000	533,079
		1,479,682
22    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation − 0.07%
United Airlines 2014-1 Class A Pass Through Trust 4.000% 4/11/26 ♦	48,765	$49,458
United Airlines 2014-2 Class A Pass Through Trust 3.750% 9/3/26 ♦	111,306	113,400
		162,858
Utilities − 1.33%
American Transmission Systems 144A 5.250% 1/15/22 #	40,000	41,700
Atlantic City Electric 4.000% 10/15/28	75,000	88,137
CenterPoint Energy 3.850% 2/1/24	330,000	361,251
Duke Energy 4.875% μ,ψ	130,000	141,093
Entergy Arkansas 4.200% 4/1/49	190,000	245,987
Entergy Louisiana
4.000% 3/15/33	90,000	112,095
4.050% 9/1/23	25,000	27,177
4.950% 1/15/45	15,000	16,559

Evergy 4.850% 6/1/21	60,000	60,412
Evergy Metro 3.650% 8/15/25	270,000	304,437
Exelon 3.950% 6/15/25	35,000	39,623
LG&E and KU Energy 4.375% 10/1/21	485,000	494,036
NextEra Energy Capital Holdings
2.250% 6/1/30	85,000	89,177
3.150% 4/1/24	45,000	48,660
NiSource
0.950% 8/15/25	45,000	45,292
5.650% μ,ψ	120,000	123,450
Pacific Gas and Electric
2.100% 8/1/27	30,000	30,488
2.500% 2/1/31	45,000	45,114
3.300% 8/1/40	20,000	19,985
PacifiCorp
2.700% 9/15/30	20,000	22,033
3.300% 3/15/51	30,000	34,517
3.500% 6/15/29	255,000	294,227

Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	221,712
Southern California Edison 4.875% 3/1/49	30,000	39,625
NQ-448 [12/20] 2/21 (1512120)    23

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 3.550% 7/15/24 #	120,000	$130,010
144A 4.300% 7/15/29 #	215,000	244,108
		3,320,905
Total Corporate Bonds (cost $22,997,446)		25,173,001

Loan Agreements – 0.52%
CityCenter Holdings 2.397% (LIBOR01M + 2.25%) 4/18/24 •	339,447	335,788
DaVita Tranche B-1 1.897% (LIBOR01M + 1.75%) 8/12/26 •	49,376	49,040
HCA Tranche B13 1.897% (LIBOR01M + 1.75%) 3/18/26 •	397,720	398,217
Lamar Media Tranche B 1.638% (LIBOR01M + 1.50%) 1/30/27 •	171,938	169,573
SS&C Technologies Tranche B-3 1.897% (LIBOR01M + 1.75%) 4/16/25 •	50,263	49,784
SS&C Technologies Tranche B-4 1.897% (LIBOR01M + 1.75%) 4/16/25 •	38,893	38,522
W.R. Grace & Co. Tranche B-1 2.004% (LIBOR03M + 1.75%) 4/3/25 •	99,036	98,139
W.R. Grace & Co. Tranche B-2 2.004% (LIBOR03M + 1.75%) 4/3/25 •	169,776	168,238
Total Loan Agreements (cost $1,323,583)		1,307,301

Municipal Bonds – 0.34%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	185,000	342,030
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	105,000	171,657
Oregon State Taxable Pension 5.892% 6/1/27	200,000	251,012
South Carolina Public Service Authority (Santee Cooper) Series D 4.77% 12/1/45	60,000	80,302
Total Municipal Bonds (cost $699,302)		845,001

24    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities – 0.65%
American Express Credit Account Master Trust
Series 2017-2 A 0.609% (LIBOR01M + 0.45%) 9/16/24 •	335,000	$336,456
Series 2017-5 A 0.539% (LIBOR01M + 0.38%) 2/18/25 •	235,000	236,063

BA Credit Card Trust Series 2020-A1 A1 0.34% 5/15/26	100,000	100,121
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	481,250	452,548
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	200,000	206,621
Tesla Auto Lease Trust Series 2019-A A2 144A 2.13% 4/20/22 #	101,194	102,126
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #,•	23,242	23,412
Series 2015-6 A1B 144A 2.75% 4/25/55 #,•	39,393	39,998
Series 2017-1 A1 144A 2.75% 10/25/56 #,•	35,395	36,277
Series 2017-2 A1 144A 2.75% 4/25/57 #,•	37,148	37,975
Series 2018-1 A1 144A 3.00% 1/25/58 #,•	54,708	56,856
Total Non-Agency Asset-Backed Securities (cost $1,649,008)		1,628,453

Non-Agency Collateralized Mortgage Obligations – 1.08%
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	26,681	26,998
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	50,739	55,143
Series 2014-2 B1 144A 3.398% 6/25/29 #,•	85,348	87,524
Series 2014-2 B2 144A 3.398% 6/25/29 #,•	85,348	87,179
Series 2014-IVR6 2A4 144A 2.269% 7/25/44 #,•	141,082	143,401
Series 2015-4 B1 144A 3.61% 6/25/45 #,•	160,710	167,058
Series 2015-4 B2 144A 3.61% 6/25/45 #,•	160,710	166,093
Series 2015-5 B2 144A 2.546% 5/25/45 #,•	171,555	175,657
Series 2015-6 B1 144A 3.56% 10/25/45 #,•	162,930	168,680
Series 2015-6 B2 144A 3.56% 10/25/45 #,•	162,930	167,786

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.868% 1/25/45 #,•	46,748	47,885
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 4.006% 4/25/36 •	6,999	6,817
WST Trust Series 2019-1 A 1.09% (BBSW1M + 1.08%) 8/18/50 •	1,799,341	1,398,759
Total Non-Agency Collateralized Mortgage Obligations (cost $2,435,045)		2,698,980

NQ-448 [12/20] 2/21 (1512120)    25

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities – 1.45%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	$375,192
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	373,930
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	538,978

DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.565% 11/10/46 #,•	230,000	230,567
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	580,000	668,649
Series 2019-GC42 A4 3.001% 9/1/52	430,000	479,941

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	125,000	123,728
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.492% 9/15/39 •	92,961	53,685
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	248,013	244,271
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	485,000	524,356
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,502,788)		3,613,297

Sovereign Bonds – 4.33%
Argentina − 0.02%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~	87,300	35,531
1.00% 7/9/29	3,033	1,318
		36,849
Australia − 0.16%
Australia Government Bond
0.25% 11/21/25	225,000	172,835
1.50% 6/21/31	130,000	105,147
1.75% 6/21/51	55,000	40,396

Australia Government Bonds 2.25% 11/21/22	90,000	72,226
		390,604
26    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Belgium − 0.10%
Kingdom of Belgium Government Bond
0.10% 6/22/30	60,000	$76,780
144A 0.40% 6/22/40 #	40,000	51,624
144A 0.80% 6/22/25 #	35,000	45,646
144A 1.70% 6/22/50 #	20,000	33,857
144A 4.25% 9/28/22 #	25,000	33,192
		241,099
Canada − 0.10%
Canadian When Issued Government Bond
0.50% 9/1/25	55,000	43,373
1.00% 9/1/22	160,000	127,444
1.25% 6/1/30	55,000	45,347
2.00% 12/1/51	45,000	42,064
		258,228
Denmark − 0.02%
Denmark Government Bond
144A 0.25% 11/15/52 #	60,000	10,820
0.50% 11/15/27	235,000	41,353
4.50% 11/15/39	30,000	9,437
		61,610
France − 0.46%
French Republic Government Bond OAT
0.000% 11/25/30 ^	180,000	227,511
0.000% 2/25/23 ^	140,000	173,713
0.25% 11/25/26	105,000	134,864
0.50% 5/25/25	210,000	269,895
144A 0.75% 5/25/52 #	110,000	149,814
0.75% 11/25/28	135,000	181,475
		1,137,272
Germany − 0.28%
Bundesrepublik Deutschland Bundesanleihe
0.000% 5/15/35 ^	100,000	129,192
0.000% 8/15/30 ^	140,000	180,732
1.00% 8/15/25	120,000	158,694
1.50% 9/4/22	130,000	164,859
2.50% 8/15/46	35,000	73,745
		707,222
NQ-448 [12/20] 2/21 (1512120)    27

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Italy − 0.38%
Italy Buoni Poliennali Del Tesoro
144A 0.85% 1/15/27 #	80,000	$102,126
0.95% 8/1/30	130,000	166,053
1.35% 4/15/22	110,000	137,504
1.45% 11/15/24	180,000	234,137
144A 2.25% 9/1/36 #	220,000	320,099
		959,919
Japan − 1.40%
Japan Government Forty Year Bond 0.50% 3/20/60	7,400,000	67,478
Japan Government Ten Year Bond
0.10% 9/20/27	89,600,000	879,173
0.10% 12/20/29	94,250,000	922,593

Japan Government Thirty Year Bond 0.60% 6/20/50	24,100,000	231,221
Japan Government Twenty Year Bond
0.40% 6/20/40	71,200,000	690,683
1.70% 6/20/32	60,350,000	691,466
		3,482,614
Netherlands − 0.06%
Netherlands Government Bond
144A 0.000% 7/15/30 #,^	25,000	32,010
144A 0.000% 1/15/52 #,^	30,000	37,733
144A 0.25% 7/15/25 #	35,000	44,651
144A 1.75% 7/15/23 #	30,000	38,979
		153,373
Philippines − 0.09%
Philippine Government International Bond 2.457% 5/5/30	200,000	216,258
		216,258
Spain − 0.77%
Spain Government Bond
0.000% 4/30/23 ^	65,000	80,477
144A 0.80% 7/30/27 #	60,000	78,490
144A 2.35% 7/30/33 #	155,000	239,104
144A 3.80% 4/30/24 #	135,000	189,001

Spain Government Bonds 144A 0.60% 10/31/29 #	135,000	174,715
Spanish Treasury Bill 0.000% 1/15/21 ^	950,000	1,160,884
		1,922,671
28    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Sweden − 0.01%
Sweden Government Bond
144A 0.125% 5/12/31 #	130,000	$15,969
144A 1.50% 11/13/23 #	90,000	11,532
2.50% 5/12/25	60,000	8,197
		35,698
United Kingdom − 0.48%
United Kingdom Gilt
0.125% 1/30/26	70,000	96,511
0.875% 10/22/29	125,000	181,874
1.25% 7/22/27	55,000	81,296
1.75% 9/7/22	80,000	112,942
1.75% 7/22/57	95,000	174,888
4.25% 3/7/36	170,000	360,443
4.25% 12/7/46	75,000	187,793
		1,195,747
Total Sovereign Bonds (cost $10,401,154)		10,799,164
		Number of shares	Value (US $)
Preferred Stock – 0.65%
Morgan Stanley 4.047% (LIBOR03M + 3.81%) •		35,000	34,835
US Bancorp 3.500% (LIBOR03M + 1.02%) •		1,000	965,990
USB Realty 144A 1.384% (LIBOR03M + 1.147%) #,•		100,000	75,000
Volkswagen 3.080%	EUR	2,910	543,832
Total Preferred Stock (cost $1,307,840)			1,619,657
	Principal amount°	Value (US $)
US Treasury Obligations – 1.38%
US Treasury Floating Rate Notes
0.15% (USBMMY3M + 0.055%) 7/31/22 •	800,000	800,096
0.15% (USBMMY3M + 0.06%) 10/31/22 •	1,250,000	1,249,997

US Treasury Note 0.625% 8/15/30	1,420,000	1,383,834
Total US Treasury Obligations (cost $3,437,475)		3,433,927
NQ-448 [12/20] 2/21 (1512120)    29

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments – 2.58%
Money Market Mutual Funds − 2.58%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	1,608,264	$1,608,264
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,608,264	1,608,264
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,608,264	1,608,264
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,608,264	1,608,264
Total Short-Term Investments (cost $6,433,056)		6,433,056
Total Value of Securities–100.38% (cost $193,432,177)		$250,552,615

Liabilities Net of Receivables and Other Assets — (0.38%)		(944,607)
Net Assets Applicable to 21,264,883 Shares Outstanding — 100.00%		$249,608,008
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $16,871,871, which represents 6.76% of the Fund's net assets.
@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
30    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2020.
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	GBP	(6,734)	USD	9,196	1/4/21	$(13)
JPMCB	JPY	(360,000,000)	USD	3,412,645	1/15/21	(74,548)
TD	AUD	(2,440,000)	USD	1,769,152	1/15/21	(112,321)
TD	CAD	(335,000)	USD	252,825	1/15/21	(10,373)
TD	DKK	(375,000)	USD	59,433	1/15/21	(2,142)
TD	EUR	(4,175,000)	USD	4,959,957	1/15/21	(142,433)
TD	GBP	(870,000)	USD	1,126,458	1/15/21	(63,429)
TD	SEK	(300,000)	USD	33,686	1/15/21	(2,783)
Total Foreign Currency Exchange Contracts						$(408,042)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(3)	US Treasury Long Bonds	$(519,563)	$(523,586)	3/22/21	$4,023	$—	$(1,031)
10	US Treasury 5 yr Notes	1,261,641	1,258,774	3/31/21	2,867	—	(235)
NQ-448 [12/20] 2/21 (1512120)    31

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(5)	US Treasury 5 yr Notes	$(630,820)	$(629,457)	3/31/21	$—	$(1,363)	$469
(16)	US Treasury 10 yr Ultra Notes	(2,501,750)	(2,504,644)	3/22/21	2,894	—	(3,500)
Total Futures Contracts			$(2,398,913)		$9,784	$(1,363)	$(4,297)
Swap Contracts
IRS Contracts[1]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed/Floating Interest Rate Paid (Received)[3]	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared:
IRS 10/1/23-(Annually/ Anually)	2,225,000	0.0405%/ (0.07)%	$2,718	$—	$2,718	$—	$(376)
IRS 10/1/25-(Annually/ Anually)	725,000	0.11538%/ (0.07)%	3,720	—	3,720	—	(480)
IRS 10/1/27-(Annually/ Anually)	3,745,000	0.2505%/ (0.07)%	44,558	—	44,558	—	(4,944)
IRS 10/1/30-(Annually/ Anually)	2,155,000	0.4487%/ (0.07)%	50,704	—	50,704	—	(4,374)
IRS 10/1/35-(Annually/ Anually)	380,000	0.6491%/ (0.07)%	16,574	—	16,574	—	(1,696)
IRS 10/1/40-(Annually/ Anually)	570,000	0.7605%/ (0.07)%	33,797	—	33,797	—	(3,257)
32    NQ-448 [12/20] 2/21 (1512120)

(Unaudited)
IRS Contracts[1]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed/Floating Interest Rate Paid (Received)[3]	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
IRS 10/1/45-(Annually/ Anually)	255,000	0.7925%/ (0.07)%	$19,630	$—	$19,630	$—	$(1,905)
IRS 10/1/50-(Annually/ Anually)	560,000	0.8120%/ (0.07)%	51,936	—	51,936	—	(4,968)
Total IRS Contracts			$223,637	$0	$223,637	$—	$(22,000)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.
[1]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Rate resets based on BP0012M.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(6,331).
Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
BBSW1M – Bank Bill Swap Rate 1 Month
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
NQ-448 [12/20] 2/21 (1512120)    33

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Tresor
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar
34    NQ-448 [12/20] 2/21 (1512120)